Property, plant & equipment - Summary of Premises and Equipment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 5,219	$ 5,452
Ending balance	6,441	5,219	$ 5,452
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,270	14,204
Ending balance	15,957	14,270	14,204
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23,522	22,313
Ending balance	29,620	23,522	22,313
Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,547	9,571
Ending balance	12,139	10,547	9,571
Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,155	7,894
Ending balance	10,518	9,155	7,894
Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,809	10,403
Ending balance	23,412	14,809	10,403
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	223	505
Ending balance	215	223	505
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	985	863
Ending balance	1,079	985	863
Beginning balance	78,730	71,205
Ending balance	99,381	78,730	71,205
Cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,219	5,452	5,230
Additions	492	1	267
Additions from business combinations			36
Transfer of completed projects in progress	360	72	139
Disposals	(8)	(8)	(18)
Effects of changes in foreign exchange rates	100	(475)	(424)
Changes in value on the recognition of inflation effects	278	177	222
Ending balance	6,441	5,219	5,452
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,420	20,247	19,074
Additions	644	27	38
Additions from business combinations			289
Transfer of completed projects in progress	995	1,506	1,477
Disposals	(82)	(44)	(209)
Effects of changes in foreign exchange rates	234	(1,908)	(1,157)
Changes in value on the recognition of inflation effects	978	592	735
Ending balance	23,189	20,420	20,247
Cost | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,242	44,580	41,177
Additions	646	211	399
Additions from business combinations			365
Transfer of completed projects in progress	7,753	5,415	4,248
Disposals	(1,591)	(1,071)	(858)
Effects of changes in foreign exchange rates	840	(4,788)	(3,225)
Changes in value on the recognition of inflation effects	3,141	1,895	2,474
Ending balance	57,031	46,242	44,580
Cost | Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,924	21,866	20,129
Additions	1,670	855	939
Additions from business combinations			126
Transfer of completed projects in progress	1,565	2,346	2,485
Disposals	(1,042)	(1,245)	(1,072)
Effects of changes in foreign exchange rates	485	(1,298)	(1,277)
Changes in value on the recognition of inflation effects	813	400	536
Ending balance	26,415	22,924	21,866
Cost | Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,091	22,969	19,433
Additions	2,619	2,782	4,123
Additions from business combinations			8
Transfer of completed projects in progress	2,215	2,110	645
Disposals	(455)	(270)	(381)
Effects of changes in foreign exchange rates	1,112	(2,155)	(1,708)
Changes in value on the recognition of inflation effects	1,325	655	849
Ending balance	32,907	26,091	22,969
Cost | Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,809	10,403	6,734
Additions	21,023	15,939	12,641
Additions from business combinations			482
Transfer of completed projects in progress	(12,897)	(11,109)	(9,023)
Disposals	0	(2)	0
Effects of changes in foreign exchange rates	289	(550)	(438)
Changes in value on the recognition of inflation effects	188	128	7
Ending balance	23,412	14,809	10,403
Cost | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	515	897	886
Additions	7	0	26
Additions from business combinations			0
Transfer of completed projects in progress	7	(331)	27
Disposals	(17)	0	(27)
Effects of changes in foreign exchange rates	(1)	(51)	(15)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	511	515	897
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,582	1,413	1,298
Additions	346	297	294
Additions from business combinations			0
Transfer of completed projects in progress	2	(9)	2
Disposals	(186)	(3)	(9)
Effects of changes in foreign exchange rates	(16)	(116)	(172)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,728	1,582	1,413
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	137,802	127,827	113,961
Additions	27,447	20,112	18,727
Additions from business combinations			1,306
Transfer of completed projects in progress	0	0	0
Disposals	(3,381)	(2,643)	(2,574)
Effects of changes in foreign exchange rates	3,043	(11,341)	(8,416)
Changes in value on the recognition of inflation effects	6,723	3,847	4,823
Ending balance	171,634	137,802	127,827
Accumulated Depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,150)	(6,043)	(5,498)
Depreciation for the year	(584)	(555)	(835)
Disposals	67	26	194
Effects of changes in foreign exchange rates	(183)	640	340
Changes in value on the recognition of inflation effects	(382)	(218)	(244)
Ending balance	(7,232)	(6,150)	(6,043)
Accumulated Depreciation | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(22,720)	(22,267)	(20,378)
Depreciation for the year	(3,538)	(3,101)	(3,331)
Disposals	1,233	825	854
Effects of changes in foreign exchange rates	(281)	3,087	2,193
Changes in value on the recognition of inflation effects	(2,105)	(1,264)	(1,605)
Ending balance	(27,411)	(22,720)	(22,267)
Accumulated Depreciation | Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,377)	(12,295)	(12,300)
Depreciation for the year	(2,029)	(1,844)	(1,437)
Disposals	940	1,260	936
Effects of changes in foreign exchange rates	(316)	793	860
Changes in value on the recognition of inflation effects	(494)	(291)	(354)
Ending balance	(14,276)	(12,377)	(12,295)
Accumulated Depreciation | Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(16,936)	(15,075)	(12,676)
Depreciation for the year	(3,878)	(3,256)	(3,234)
Disposals	365	261	306
Effects of changes in foreign exchange rates	(818)	1,783	1,274
Changes in value on the recognition of inflation effects	(1,122)	(649)	(745)
Ending balance	(22,389)	(16,936)	(15,075)
Accumulated Depreciation | Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(292)	(392)	(395)
Depreciation for the year	(12)	(15)	(25)
Disposals	14	0	26
Effects of changes in foreign exchange rates	0	117	7
Changes in value on the recognition of inflation effects	(6)	(2)	(5)
Ending balance	(296)	(292)	(392)
Accumulated Depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(597)	(550)	(531)
Depreciation for the year	(180)	(148)	(135)
Disposals	185	1	7
Effects of changes in foreign exchange rates	(13)	114	143
Changes in value on the recognition of inflation effects	(44)	(14)	(34)
Ending balance	(649)	(597)	(550)
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(59,072)	(56,622)	(51,778)
Depreciation for the year	(10,221)	(8,919)	(8,997)
Disposals	2,804	2,373	2,323
Effects of changes in foreign exchange rates	(1,611)	6,534	4,817
Changes in value on the recognition of inflation effects	(4,153)	(2,438)	(2,987)
Ending balance	$ (72,253)	$ (59,072)	$ (56,622)